Document And Entity Information	3 Months Ended
	Jan. 31, 2013	Apr. 24, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	COPYTELE INC
Document Type	S-1
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		240,404,169
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan. 31, 2013